Geographic Information	12 Months Ended
Dec. 31, 2014
Geographic Information
Geographic Information

23. Geographic Information

Concentration of Credit Risk

        We lease and sell aircraft to airlines and others throughout the world and our leases and notes receivable are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable.

Successor

        No single customer accounted for more than 10% of total revenues for the period beginning February 5, 2014 and ending December 31, 2014.

        Our revenues from flight equipment for the period beginning February 5, 2014 and ending December 31, 2014 did not include any revenues from lessees who filed for bankruptcy protection or ceased operations during this period.

Predecessor

        No single customer accounted for more than 10% of total revenues for the period beginning January 1, 2014 and ending May 13, 2014 or in 2013 or 2012.

        Our 2012 revenues from rentals of flight equipment include $62.6 million (1.4% of total revenue) from lessees who filed for bankruptcy protection or ceased operations during 2012.

Segment Information

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

Geographic Concentration

Predecessor

        Revenues from rentals of flight equipment to airlines outside the U.S. were $1.4 billion for the period beginning January 1, 2014 and ending May 13, 2014, $3.9 billion for the year ended December 31, 2013 and $4.1 billion for the year ended December 31, 2012 comprising 93.8%, 93.1% and 93.6%, respectively, of total revenues from rentals of flight equipment.

        The following tables sets forth the dollar amount and percentage of total revenues from rentals of flight equipment attributable to the indicated geographic areas based on each airline's principal place of business for the periods indicated.

	Successor
	Period beginning February 5, 2014 and ending December 31, 2014
(Dollars in thousands)	Amount		%
Europe	$822,005		32.7%
North America/Caribbean	247,456		9.8
Latin America	158,669		6.3
Middle East/Africa	285,887		11.4
Asia/Pacific/Russia	999,162		39.8

	$2,513,179	(a)	100.0%

(a)	Includes AeroTurbine lease revenue of $43.2 million for the period beginning February 5, 2014 and ending December 31, 2014.

	Predecessor
				Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
				2013			2012
(Dollars in thousands)	Amount		%	Amount		%	Amount		%
Europe(a)	$496,440		32.5%	$1,405,342		33.7%	$1,561,565		35.9%
Asia and the Pacific	459,897		30.1	1,232,174		29.6	1,295,799		29.8
The Middle East and Africa	196,074		12.8	533,616		12.8	540,047		12.4
U.S. and Canada	123,031		8.1	384,430		9.2	389,533		9.0
Commonwealth of Independent States	134,466		8.8	326,062		7.8	287,643		6.6
Central and South America and Mexico	116,977		7.7	284,409		6.9	271,015		6.3

	$1,526,885	(b)	100.0%	$4,166,033	(b)	100.0%	$4,345,602	(b)	100.0%

(a)

Includes $305,296 (2013) and $352,363 (2012) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Predecessor revenues generated from Europe have decreased from 2012 through 2013 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, which we re-leased to airlines domiciled elsewhere.

(b)	Includes AeroTurbine lease revenue of $25,946 (period beginning January 1, 2014 and ending May 13, 2014), $72,175 (2013), and $78,922 (2012).

        Our revenues from all of our customers based in each of China and France exceeded 10% of our consolidated revenues for certain periods, as set forth in the table below. No other individual country accounted for more than 10% of our total revenues during the periods indicated:

	Successor		Predecessor

	Period beginning February 5, 2014 and ending December 31, 2014		Period beginning January 1, 2014 and ending May 13, 2014		Years Ended December 31,

					2013		2012

	Amount	%	Amount	%	Amount	%	Amount	%
(Dollars in thousands)
China	$400,346	15.9%	$244,744	16.0%	$706,748	17.0%	$743,447	17.1%
France	222,206	8.8%			411,343	9.9%	457,007	10.5%

Currency Risk

        Our functional currency is U.S. dollars. Foreign exchange risk arises from our and our lessees' operations in multiple jurisdictions. All of our aircraft purchase agreements are negotiated in U.S. dollars, we currently receive substantially all of our revenue in U.S. dollars and we pay substantially all of our expenses in U.S. dollars. We currently have a limited number of leases denominated in foreign currencies, maintain part of our cash in foreign currencies, pay taxes in foreign currencies and incur some of our expenses in foreign currencies, primarily the Euro. A decrease in the U.S. dollar in relation to foreign currencies increases our expenses paid in foreign currencies and an increase in the U.S. dollar in relation to foreign currencies decreases our lease revenue received from foreign currency denominated leases. Because we currently receive most of our revenues in U.S. dollars and pay most of our expenses in U.S. dollars, a change in foreign exchange rates would not have a material impact on our results of operations or cash flows. We do not have any restrictions or repatriation issues associated with our foreign cash accounts.

Successor

        Foreign currency transaction gains (losses) were not material for the period beginning February 5, 2014 and ending December 31, 2014.

Predecessor

        Foreign currency transaction gains (losses) in the amount of ($0.1) million, $0.6 million and $0.7 million were recognized for the period beginning January 1, 2014 and ending May 13, 2014 and for the years ended December 31, 2013 and 2012, respectively, and are included in Other income on the Predecessor's Consolidated Statements of Operations.